Employee Retirement and Other Benefits - Reconciliation of Level 3 Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 3,861	$ 4,266
Net Unrealized Gains (Losses)	359	(59)
Net Realized Gains (Losses)	(78)	(86)
Net Purchases, Issuances and Settlements	(308)	(260)
Transfers Into (Out of) Level 3
Ending Balance	3,834	3,861
U.S. Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance		1
Net Unrealized Gains (Losses)		2
Net Realized Gains (Losses)		(3)
Net Purchases, Issuances and Settlements
Transfers Into (Out of) Level 3
Ending Balance
Corporate Bonds Including Convertible and High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Unrealized Gains (Losses)		31
Net Realized Gains (Losses)		(31)
Net Purchases, Issuances and Settlements
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	2,393	2,760
Net Unrealized Gains (Losses)	194	(177)
Net Realized Gains (Losses)	(70)	(25)
Net Purchases, Issuances and Settlements	(154)	(165)
Ending Balance	2,363	2,393
Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	487	512
Net Unrealized Gains (Losses)	46	2
Net Realized Gains (Losses)	(4)	(19)
Net Purchases, Issuances and Settlements	(33)	(8)
Ending Balance	496	487
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	965	976
Net Unrealized Gains (Losses)	120	84
Net Realized Gains (Losses)	(4)	(8)
Net Purchases, Issuances and Settlements	(120)	(87)
Ending Balance	961	965
Insurance Contracts and Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	16	17
Net Unrealized Gains (Losses)	(1)	(1)
Net Purchases, Issuances and Settlements	(1)
Ending Balance	$ 14	$ 16